Condensed Consolidated Statement of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Revenue	$ 401,000	$ 417,738
Cost of services (excluding depreciation and amortization)	174,181	170,373
Selling, general and administrative	139,790	144,808
Depreciation and amortization	68,269	68,310
Impairment expense on goodwill and other assets	1,282	653
Restructuring and other costs	7,785	452
Gain on disposal of subsidiaries and other assets, net	(626)	177
Operating income	10,319	32,965
Other income, net	823	12,355
Interest expense, net	(33,673)	(34,965)
(Loss) / income before taxes	(22,531)	10,355
Income tax (benefit) / expense	(3,059)	7,299
Net (loss) / income	$ (19,472)	$ 3,056
Net (loss) / income per share - basic	$ (0.33)	$ 0.05
Net (loss) / income per share - diluted	$ (0.33)	$ 0.05
Net loss / (income)	$ (19,472)	$ 3,056
Gain / (loss) on foreign currency translation	4,076	(7,612)
Total comprehensive loss	$ (15,396)	$ (4,556)